Activity in Accident and Health Claim Reserves (Detail) - Accident and health - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Balance at January 1, net of reinsurance recoverable of $360, $264, and $200 respectively	$ 2,136	$ 1,032	$ 2,229
Current year	2,173	1,251	868
Prior years	(154)	283	564
Total incurred	2,019	1,534	1,432
Current year	42	49	77
Prior years	609	381	2,552
Total paid	651	430	2,629
Balance at December 31, net of reinsurance recoverable of $497, $360, and $264, respectively	$ 3,504	$ 2,136	$ 1,032